Intangible Assets - Summary Of Goodwill Originated On Acquisitions Made By The Group And It Is Attributable (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Goodwill	€ 425,220	€ 387,847	€ 419,982
Goodwill [member]
Statements [Line Items]
Goodwill	227,230	208,881	€ 226,062
Goodwill [member] | Zegna [Member]
Statements [Line Items]
Goodwill	25,568	22,748
Goodwill [member] | Thom Browne [Member]
Statements [Line Items]
Goodwill	€ 201,662	€ 186,133